RECONCILIATION TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 100,255,551	$ 82,731,654
Excess contributions payable	0	1,655
Miscellaneous	0	(3)
Net assets per Form 5500	$ 100,255,551	$ 82,733,306